Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 163,051	$ 148,967
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	111,329	105,684
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	9,026	6,231
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	27,797	29,428
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 14,899	$ 7,624